Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE

The following table sets fo
rt
h the compensation comparisons to selected company and peer performance measures, in each case as determined in accordance with Item 402(v) of SEC Regulation
S-K.
The “Compensation Actually Paid” and other compensation figures shown here are calculated in accordance with applicable regulatory guidance and do not reflect the Committee’s perspective on compensation, including as actually paid. The Committee’s perspective is described in the discussion beginning on page 40. A discussion of the key differences between calculations made according to applicable regulatory guidance and the Committee’s perspective on compensation begins on page 46.

					Value of Fixed $100 Investment Based On:
Year (1)	Summary Compensation Total for PEO (2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Total Share- holder Return (4)	Peer Group Total Share- holder Return (4, 5)	Net Income (6)	Non-GAAP Pre-Tax Net Income (7)

2025	$18,908,297	$42,810,658	$ 8,097,255	$ 15,870,606	$271	$181	$646,498,000	$988,692,000

2024	$16,082,515	$36,380,513	$6,021,208	$12,176,817	$226	$173	$694,098,000	$999,981,000

2023	$13,282,055	$18,009,279	$5,746,478	$7,304,401	$144	$133	$485,255,000	$769,914,000

2022	$12,865,048	$8,864,980	$5,599,912	$4,201,855	$120	$120	$624,874,000	$952,215,000

2021	$13,555,232	$ 24,502,825	$7,212,128	$ 11,194,182	$141	$142	$789,271,000	$1,132,395,000

(1)
For each year from 2021 through 2025, our PEO was Ronald J. Kruszewski and the non-PEO
NEOs were James M. Zemlyak, Victor J. Nesi, Thomas B. Michaud and James M. Marischen. For 2025, C. Brad Raymond was also a non-PEO
NEO.

(2)	See the Summary Compensation Table, page 47.
(3)
The following table details the adjustments that were made to SCT values to determine Compensation Actually P
a
id (CAP), as presented in the above table. Fair value was computed consistently with the fair value methodology used to account for share-based payments in the Company’s financial statements. All amounts shown for non-PEO
NEOs are averages.

	Executives	2025	2024	2023	2022	2021
SCT Total	PEO	$18,908,297	$16,082,515	$13,282,055	$12,865,048	$13,555,232
	Non-PEO NEOs	$8,097,255	$6,021,208	$5,746,478	$5,599,912	$7,212,128
– Grant date fair value of stock awards granted in fiscal year	PEO	$(8,880,000)	($9,040,000)	($10,000,000)	($8,000,000)	($4,000,000)
	Non-PEO NEOs	$(2,890,000)	($2,592,500)	($3,575,000)	($2,500,000)	($1,337,500)
+ Fair value at fiscal year-end of outstanding and unvested stock awards granted in fiscal year	PEO	$11,296,848	$12,786,246	$10,375,093	$6,226,094	$5,630,220
	Non-PEO NEOs	$ 3,670,824	$3,666,867	$3,657,233	$1,945,706	$1,865,021
± Change in fair value of outstanding and unvested stock awards granted in prior fiscal years	PEO	$20,820,349	$16,512,816	$3,825,352	($2,046,115)	$7,056,993
	Non-PEO NEOs	$ 6,861,124	$5,071,510	$1,307,971	($803,217)	$2,796,338
+ Fair value at vesting of stock awards granted in fiscal year that vested during fiscal year	PEO	-	-	-	-	-
	Non-PEO NEOs	-	-	-	-	$17,483
± Change in fair value as of vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	PEO	$665,164	$38,936	$526,779	($180,047)	$2,260,380
	Non-PEO NEOs	$131,403	$9,733	$167,719	($40,546)	$640,712
– Fair value as of prior fiscal year-end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	PEO	-	-	-	-	-
	Non-PEO NEOs	-	-	-	-	-
+ Dividends or other earnings paid on stock awards in the fiscal year prior to the vesting date that are not otherwise included in the total compensation for the fiscal year	PEO	-	-	-	-	-
	Non-PEO NEOs	-	-	-	-	-
CAP	PEO	$42,810,658	$36,380,513	$18,009,279	$8,864,980	$24,502,825
	Non-PEO NEOs	$ 15,870,606	$12,176,817	$7,304,401	$4,201,855	$11,194,182

(4)	Total Shareholder Return is based on a $100 common equity investment at the close of December 31, 2020.
(5)
The Peer Group is as reported in the Company’s most recent Form
10-K,
as required by Item 201(e) of Regulation
S-K
and as discussed above on page 38, and is composed of Affiliated Managers Group Inc., Ameriprise Financial, Inc., Evercore Inc., Franklin Resources, Inc., Houlihan Lokey, Inc., Invesco Ltd., Jefferies Financial Group Inc., Lazard Ltd., LPL Financial Holdings Inc., Moelis & Company, Northern Trust Corp., Piper Sandler Companies, Raymond James Financial, Inc. and T. Rowe Price Group, Inc. Cowen Inc. was removed the 2025 peer group list solely because its acquisition resulted in it no longer being in the Company’s line of business or industry.

(6)	See page 46.
(7)
See page 39. Item 402(v) of SEC Regulation
S-K
requires the Company to select and report exactly one performance measure that is both “most important” and not otherwise reported in the above table. The Company has selected this measure because it is the most important primary performance measure used by the Committee in considering NEO compensation. The other primary performance measures, to which the Committee accords great importance, are
Non-GAAP
Net Revenue and
Non-GAAP
diluted EPS. With respect to
Non-GAAP
Pre-Tax
Net Income, calculations are adjusted for acquisition-related charges other than duplicative expenses and litigation-related expenses. The Committee’s perspective on these and other performance measures is described in more detail beginning on page
40.

Company Selected Measure Name	Non-GAAP Pre-Tax Net Income
Named Executive Officers, Footnote	For each year from 2021 through 2025, our PEO was Ronald J. Kruszewski and the non-PEO
NEOs were James M. Zemlyak, Victor J. Nesi, Thomas B. Michaud and James M. Marischen. For 2025, C. Brad Raymond was also a non-PEO
	NEO.
Peer Group Issuers, Footnote	The Peer Group is as reported in the Company’s most recent Form
10-K,
as required by Item 201(e) of Regulation
S-K
	and as discussed above on page 38, and is composed of Affiliated Managers Group Inc., Ameriprise Financial, Inc., Evercore Inc., Franklin Resources, Inc., Houlihan Lokey, Inc., Invesco Ltd., Jefferies Financial Group Inc., Lazard Ltd., LPL Financial Holdings Inc., Moelis & Company, Northern Trust Corp., Piper Sandler Companies, Raymond James Financial, Inc. and T. Rowe Price Group, Inc. Cowen Inc. was removed the 2025 peer group list solely because its acquisition resulted in it no longer being in the Company’s line of business or industry.
PEO Total Compensation Amount	$ 18,908,297	$ 16,082,515	$ 13,282,055	$ 12,865,048	$ 13,555,232
PEO Actually Paid Compensation Amount	$ 42,810,658	36,380,513	18,009,279	8,864,980	24,502,825
Adjustment To PEO Compensation, Footnote
(3)
The following table details the adjustments that were made to SCT values to determine Compensation Actually P
a
id (CAP), as presented in the above table. Fair value was computed consistently with the fair value methodology used to account for share-based payments in the Company’s financial statements. All amounts shown for non-PEO
NEOs are averages.

	Executives	2025	2024	2023	2022	2021
SCT Total	PEO	$18,908,297	$16,082,515	$13,282,055	$12,865,048	$13,555,232
	Non-PEO NEOs	$8,097,255	$6,021,208	$5,746,478	$5,599,912	$7,212,128
– Grant date fair value of stock awards granted in fiscal year	PEO	$(8,880,000)	($9,040,000)	($10,000,000)	($8,000,000)	($4,000,000)
	Non-PEO NEOs	$(2,890,000)	($2,592,500)	($3,575,000)	($2,500,000)	($1,337,500)
+ Fair value at fiscal year-end of outstanding and unvested stock awards granted in fiscal year	PEO	$11,296,848	$12,786,246	$10,375,093	$6,226,094	$5,630,220
	Non-PEO NEOs	$ 3,670,824	$3,666,867	$3,657,233	$1,945,706	$1,865,021
± Change in fair value of outstanding and unvested stock awards granted in prior fiscal years	PEO	$20,820,349	$16,512,816	$3,825,352	($2,046,115)	$7,056,993
	Non-PEO NEOs	$ 6,861,124	$5,071,510	$1,307,971	($803,217)	$2,796,338
+ Fair value at vesting of stock awards granted in fiscal year that vested during fiscal year	PEO	-	-	-	-	-
	Non-PEO NEOs	-	-	-	-	$17,483
± Change in fair value as of vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	PEO	$665,164	$38,936	$526,779	($180,047)	$2,260,380
	Non-PEO NEOs	$131,403	$9,733	$167,719	($40,546)	$640,712
– Fair value as of prior fiscal year-end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	PEO	-	-	-	-	-
	Non-PEO NEOs	-	-	-	-	-
+ Dividends or other earnings paid on stock awards in the fiscal year prior to the vesting date that are not otherwise included in the total compensation for the fiscal year	PEO	-	-	-	-	-
	Non-PEO NEOs	-	-	-	-	-
CAP	PEO	$42,810,658	$36,380,513	$18,009,279	$8,864,980	$24,502,825
	Non-PEO NEOs	$ 15,870,606	$12,176,817	$7,304,401	$4,201,855	$11,194,182

Non-PEO NEO Average Total Compensation Amount	$ 8,097,255	6,021,208	5,746,478	5,599,912	7,212,128
Non-PEO NEO Average Compensation Actually Paid Amount	$ 15,870,606	12,176,817	7,304,401	4,201,855	11,194,182
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following table details the adjustments that were made to SCT values to determine Compensation Actually P
a
id (CAP), as presented in the above table. Fair value was computed consistently with the fair value methodology used to account for share-based payments in the Company’s financial statements. All amounts shown for non-PEO
NEOs are averages.

	Executives	2025	2024	2023	2022	2021
SCT Total	PEO	$18,908,297	$16,082,515	$13,282,055	$12,865,048	$13,555,232
	Non-PEO NEOs	$8,097,255	$6,021,208	$5,746,478	$5,599,912	$7,212,128
– Grant date fair value of stock awards granted in fiscal year	PEO	$(8,880,000)	($9,040,000)	($10,000,000)	($8,000,000)	($4,000,000)
	Non-PEO NEOs	$(2,890,000)	($2,592,500)	($3,575,000)	($2,500,000)	($1,337,500)
+ Fair value at fiscal year-end of outstanding and unvested stock awards granted in fiscal year	PEO	$11,296,848	$12,786,246	$10,375,093	$6,226,094	$5,630,220
	Non-PEO NEOs	$ 3,670,824	$3,666,867	$3,657,233	$1,945,706	$1,865,021
± Change in fair value of outstanding and unvested stock awards granted in prior fiscal years	PEO	$20,820,349	$16,512,816	$3,825,352	($2,046,115)	$7,056,993
	Non-PEO NEOs	$ 6,861,124	$5,071,510	$1,307,971	($803,217)	$2,796,338
+ Fair value at vesting of stock awards granted in fiscal year that vested during fiscal year	PEO	-	-	-	-	-
	Non-PEO NEOs	-	-	-	-	$17,483
± Change in fair value as of vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	PEO	$665,164	$38,936	$526,779	($180,047)	$2,260,380
	Non-PEO NEOs	$131,403	$9,733	$167,719	($40,546)	$640,712
– Fair value as of prior fiscal year-end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	PEO	-	-	-	-	-
	Non-PEO NEOs	-	-	-	-	-
+ Dividends or other earnings paid on stock awards in the fiscal year prior to the vesting date that are not otherwise included in the total compensation for the fiscal year	PEO	-	-	-	-	-
	Non-PEO NEOs	-	-	-	-	-
CAP	PEO	$42,810,658	$36,380,513	$18,009,279	$8,864,980	$24,502,825
	Non-PEO NEOs	$ 15,870,606	$12,176,817	$7,304,401	$4,201,855	$11,194,182

Compensation Actually Paid vs. Total Shareholder Return	CAP versus Company T S R and peer Group TSR
Compensation Actually Paid vs. Net Income	CAP versus Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	CAP versus Non-GAAP Pre-Tax Net Income (Loss)
Total Shareholder Return Vs Peer Group	CAP versus Company T S R and peer Group TSR
Tabular List, Table
As required by Item 402(v) of SEC Regulation
S-K,
and consistent with the Company’s Incentive Assessment Framework described on page 23, the following list sets forth, unranked, up to seven of the most important Company performance measures for linking executive compensation to Company performance:

▶	Non-GAAP Pre-Tax Net Income

▶	Non-GAAP Net Revenue

▶	Non-GAAP Diluted Earnings Per Share

▶	Non-GAAP Return on Common Equity

▶	Total Shareholder Return

▶	Non-GAAP Pre-Tax Margin on Net Revenues

▶	Book Value Per Share

Total Shareholder Return Amount	$ 271	226	144	120	141
Peer Group Total Shareholder Return Amount	181	173	133	120	142
Net Income (Loss)	$ 646,498,000	$ 694,098,000	$ 485,255,000	$ 624,874,000	$ 789,271,000
Company Selected Measure Amount	988,692,000	999,981,000	769,914,000	952,215,000	1,132,395,000
PEO Name	Ronald J. Kruszewski
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Pre-Tax Net Income
Non-GAAP Measure Description
(7)
See page 39. Item 402(v) of SEC Regulation
S-K
requires the Company to select and report exactly one performance measure that is both “most important” and not otherwise reported in the above table. The Company has selected this measure because it is the most important primary performance measure used by the Committee in considering NEO compensation. The other primary performance measures, to which the Committee accords great importance, are
Non-GAAP
Net Revenue and
Non-GAAP
diluted EPS. With respect to
Non-GAAP
Pre-Tax
Net Income, calculations are adjusted for acquisition-related charges other than duplicative expenses and litigation-related expenses. The Committee’s perspective on these and other performance measures is described in more detail beginning on page
40.

Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Diluted Earnings Per Share
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP Return on Common Equity
Measure:: 5
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 6
Pay vs Performance Disclosure
Name	Non-GAAP Pre-Tax Margin on Net Revenues
Measure:: 7
Pay vs Performance Disclosure
Name	Book Value Per Share
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,880,000)	$ (9,040,000)	$ (10,000,000)	$ (8,000,000)	$ (4,000,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,296,848	12,786,246	10,375,093	6,226,094	5,630,220
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,820,349	16,512,816	3,825,352	(2,046,115)	7,056,993
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	665,164	38,936	526,779	(180,047)	2,260,380
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,890,000)	(2,592,500)	(3,575,000)	(2,500,000)	(1,337,500)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,670,824	3,666,867	3,657,233	1,945,706	1,865,021
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,861,124	5,071,510	1,307,971	(803,217)	2,796,338
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					17,483
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 131,403	$ 9,733	$ 167,719	$ (40,546)	$ 640,712